Goodwill and other intangible assets - Amortization of Softwares Recognized in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 13,049	€ 13,205	€ 12,628	[1]
Research and development expenses	7,842	7,394	6,507	[1]
Selling and general expenses	9,543	9,183	8,933	[1]
Other operating expenses	5,655	4,382	3,443	[1]
Net income excluding the exchanged/held-for-exchange Animal Health business	2,874	64	338
Amortization expense	1,776	1,749	1,911	[1]
Amortization of computer software and other rights of an industrial or operational nature
Disclosure of detailed information about intangible assets [line items]
Cost of sales	12	16	14	[2]
Research and development expenses	5	1	3	[2]
Selling and general expenses	95	87	100	[2]
Other operating expenses	0	1	2	[2]
Net income excluding the exchanged/held-for-exchange Animal Health business	0	1	1	[2]
Amortization expense	€ 112	€ 106	€ 120	[2]

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).